UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________________________

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
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Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period December 31, 2008 to December 31, 2011.

Date of Report (Date of earliest event reported):
February 11, 2013

LEAF EQUIPMENT LEASING INCOME FUND III, L.P.1
(name of securitizer)

Commission File Number of securitizer: 000-53174

Central Index Key Number of securitizer: 0001376074

Brian Kestenbaum
(267) 402-5633
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒.

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐.

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐.

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1 LEAF Equipment Leasing Income Fund III, L.P. (“LEAF III”) is filing this Form ABS-15G as “securitizer” for purposes of Rule 15Ga-1 of the following transaction, which is covered by this report (the “Specified Transaction”):

-	$201,916,000 Equipment Contract Backed Notes, Series 2010-4, closed on December 8, 2010. Issuer: LEAF Receivables Funding 5, LLC (date of formation: November 10, 2010). Originator: LEAF III.

This report will contain information with respect to the assets originated by LEAF III and sold directly by LEAF III into the Specified Transaction. The issuer of the Specified Transaction is affiliated with LEAF III.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

There is no repurchase activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LEAF EQUIPMENT LEASING INCOME FUND III, L.P. (Securitizer)

By: LEAF Asset Management, LLC, its general partner

By:	/s/ Robert K. Moskovitz
Name: Robert K. Moskovitz
Title: Chief Financial Officer

Date: February 11, 2013